Basis of Presentation and Going Concern	9 Months Ended	12 Months Ended
	Dec. 31, 2015	Mar. 31, 2015
Notes to Financial Statements
Basis of Presentation and Going Concern

The accompanying unaudited Condensed Consolidated Financial Statements have been prepared in accordance with accounting principles generally accepted in the United States (U.S. GAAP) for interim financial information and with the instructions to Form 10-Q and Rule 8-03 of Regulation S-X. Accordingly, they do not contain all of the information and footnotes required for complete consolidated financial statements. In the opinion of management, the accompanying unaudited Condensed Consolidated Financial Statements reflect all adjustments, which include only normal recurring adjustments, necessary to present fairly our interim financial information. The accompanying Condensed Consolidated Balance Sheet at March 31, 2015 has been derived from our audited consolidated financial statements at that date but does not include all disclosures required by U.S. GAAP.  The operating results for the nine months ended December 31, 2015 are not necessarily indicative of the operating results to be expected for our fiscal year ending March 31, 2016 or for any other interim period or any other future period.

The accompanying unaudited Condensed Consolidated Financial Statements and notes to Condensed Consolidated Financial Statements should be read in conjunction with our audited Consolidated Financial Statements for the fiscal year ended March 31, 2015 contained in our Annual Report on Form 10-K, as filed with the Securities and Exchange Commission (SEC) on June 29, 2015.

The accompanying Condensed Consolidated Financial Statements have been prepared assuming we will continue as a going concern. As an entity having not yet achieved sustainable revenues, we have experienced recurring losses and negative cash flows from operations resulting in a deficit of $123.2 million accumulated from inception in May 1998 through December 31, 2015. We expect losses and negative cash flows from operations to continue for the foreseeable future as we continue to develop AV-101 for Major Depressive Disorder and additional CNS indications, and engage in drug rescue, drug development and exploratory regenerative medicine programs.

Since our inception in May 1998 through December 31, 2015, we have financed our operations through (1) the issuance and sale of our common stock, preferred stock, warrants for common stock, and promissory notes for aggregate cash proceeds of approximately $33.8 million; (2) issuance of common stock and preferred stock with an approximate value at issuance of $28.9 million as consideration for, among other things, technology license fees and patent prosecution, sponsored research, contract research, drug development, drug manufacturing, U.S. and foreign regulatory services, as well as legal, corporate development and financial advisory services; and (3) receipt of aggregate non-dilutive cash proceeds of approximately $16.4 million from government research and development grant awards and strategic collaboration transactions.

As described more completely in Note 7, Convertible Promissory Notes and other Notes Payable, and Note 8, Capital Stock, in May 2015, we created our Series B 10% Convertible Preferred Stock (Series B Preferred). Between March 31, 2015 and December 31, 2015, we extinguished approximately $17.2 million of indebtedness through conversion of such indebtedness into our Series B Preferred and, with respect to a portion of the indebtedness converted, warrants to purchase our common stock. More specifically, we converted (i) all Senior Secured Convertible Promissory Notes originally issued to Platinum Long Term Growth VII, LLC (Platinum), (ii) all 2014 Unit Notes outstanding at March 31, 2015 and those issued subsequently, and (iii) certain other outstanding promissory notes, including promissory notes issued to Cato Research Ltd., Cato Holding Company, Morrison & Foerster LLP (Note A and Note B), McCarthy Tetrault, Burr Pilger & Mayer, University Health Network (Toronto), the Icahn School of Medicine at Mount Sinai, National Jewish Health and others, into an aggregate of 2,618,917 shares of our Series B Preferred. Additionally, through December 31, 2015, we issued in self-placed private placement transactions with Platinum and other accredited investors, Series B Preferred Units consisting of an aggregate of 628,264 unregistered shares of Series B Preferred and five-year warrants to purchase 628,264 shares of our common stock, and we received cash proceeds of $4,397,800 therefrom. See Note 10, Subsequent Events, regarding disclosure of additional self-placed private placement sales of Series B Preferred Units after December 31, 2015.

At December 31, 2015, we did not have sufficient cash and cash equivalents to enable us to fund our planned operations over the next twelve months, including expected cash expenditures of approximately $6.0 million. In August 2015, we entered into an agreement with Platinum (August 2015 Agreement) pursuant to which we agreed to sell to Platinum an additional $3.0 million of our Series B Preferred and Series B Warrants (collectively, Series B Units). Through December 31, 2015, Platinum purchased an additional $1.65 million of Series B Units under the August 2015 Agreement. Concurrently with its December 2015 purchase of $1.0 million of Series B Units and at our request, Platinum agreed to cancel its right to purchase the remaining $1.35 million of the Series B Units under the August 2015 Agreement.  As more particularly disclosed in Note 10, Subsequent Events, from January 1, 2016 through February 12, 2016, we sold to certain accredited investors other than Platinum $128,000 of our Series B Units in self-placed private placement transactions. We intend to raise additional capital through conversions, exchanges, issuances, and/or sales of our securities, which may include both debt and equity securities. We may also seek research and development collaborations that could generate revenue, as well as government grant awards. Further, strategic collaborations, such as our February 2015 Cooperative Research and Development Agreement (CRADA) with the U.S. National Institute of Mental Health (NIMH) providing NIMH funding of our Phase 2A study of AV-101 in MDD, may provide resources to support a portion of our future cash needs and working capital requirements. Although we may seek additional collaborations that could generate revenue, as well as new government grant awards, no assurance can be provided that any such collaborations or awards will occur in the future.  Our future working capital requirements will depend on many factors, including, without limitation, the scope and nature of opportunities related to our success and the success of certain other companies in clinical trials, including our development of AV-101 as a treatment for MDD and other CNS conditions, and our stem cell technology platform, the availability of, and our ability to obtain, government grant awards and our ability to enter into collaborations on terms acceptable to us. To further advance the clinical development of AV-101 and our stem cell technology platform, as well as support our operating activities, we plan to continue to carefully manage our routine operating costs, including the size of our staff and staff salaries and benefits, as well as costs relating to regulatory consulting, contract research and development, investor relations and corporate development, legal, accounting, public company compliance and other professional services and working capital costs.

Notwithstanding the foregoing, substantial additional financing may not be available to us on a timely basis, on acceptable terms, or at all. If we are unable to obtain substantial additional financing on a timely basis in the near term, our business, financial condition, and results of operations may be harmed, the price of our stock may decline, we may be required to reduce, defer, or discontinue certain of our research and development activities, including those relating to AV-101, and we may not be able to continue as a going concern. The accompanying Condensed Consolidated Financial Statements do not include any adjustments that might result from the outcome of this uncertainty.

2.  Basis of Presentation and Going Concern

Effective August 14, 2014, we consummated a 1-for-20 reverse split of our authorized, and issued and outstanding shares of common stock (the Stock Consolidation). Each reference to shares of common stock or the price per share of common stock in these financial statements is post-Stock Consolidation, and reflects the 1-for-20 adjustment as a result of the Stock Consolidation.  See Note 8, Capital Stock, for more information regarding the Stock Consolidation.

The accompanying Consolidated Financial Statements have been prepared assuming that we will continue as a going concern. As a developing-technology company having not yet developed commercial products or achieved sustainable revenues, we have experienced recurring losses and negative cash flows from operations resulting in a deficit of $84.5 million accumulated from inception through March 31, 2015. We expect losses and negative cash flows from operations to continue for the foreseeable future as we engage in further potential development of AV-101 and launch and execute our drug rescue programs and pursue potential drug development and regenerative medicine opportunities.

Since our inception in May 1998 through March 31, 2015, we have financed our operations and technology acquisitions primarily through the issuance and sale of equity and debt securities, including convertible promissory notes and short-term promissory notes, for cash proceeds of approximately $29.0 million, as well as from an aggregate of approximately $16.4 million of government research grant awards, strategic collaboration payments and other revenues. Additionally, we have issued equity securities with an approximate value at issuance of $13.5 million in non-cash settlements of certain liabilities, including liabilities for professional services rendered to us or as compensation for such services.

Between late-March 2014 and March 31, 2015, we entered into securities purchase agreements with accredited investors and institutions, including Platinum, pursuant to which we sold units to such accredited investors, in private placement transactions (2014 Units or 2014 Unit Private Placement), for aggregate cash proceeds of approximately $3.1 million, consisting of (i) 2014 Unit Notes in the aggregate face amount of approximately $3.1 million which matured between March 31, 2015 and April 30, 2015, or were automatically convertible into securities we might issue upon the consummation of a Qualified Financing, as defined, (ii) an aggregate of 282,850 restricted shares of our common stock (2014 Unit Stock); and (iii) warrants exercisable through December 31, 2016 to purchase an aggregate of 282,850 restricted shares of our common stock at an exercise price of $10.00 per share (2014 Unit Warrants). At March 31, 2015, we did not have sufficient cash and cash equivalents to enable us to fund our planned operations, including expected cash expenditures of approximately $7 million over the next twelve months, including expenditures required to prepare for further clinical trials of AV-101.

As described more completely in Note 16, Subsequent Events, between April 1 and May 14, 2015, we continued the 2014 Unit Private Placement, pursuant to which we sold to accredited investors 2014 Units, for aggregate cash proceeds of $280,000, consisting of: (i) 10% convertible promissory notes maturing between April 30, 2015 and May 15, 2015, in the aggregate face amount of $280,000, (ii) an aggregate of 33,000 shares of our restricted common stock, and (iii) warrants exercisable through December 31, 2016 to purchase an aggregate of 24,250 restricted shares of our common stock at an exercise price of $10.00 per share.  As also described more completely in Note 16, Subsequent Events, during May 2015, we entered into an agreement with Platinum (Platinum Agreement), pursuant to which, Platinum has, among other things:

· Converted the approximately $4.5 million outstanding balance (principal and accrued but unpaid interest) of the Senior Notes we issued to Platinum into 641,335 shares of our newly-created Series B 10% Convertible Preferred Stock (Series B Preferred) , thereby cancelling approximately $4.5 million of our outstanding indebtedness;

· Released all of its security interests in our assets and those of our subsidiaries by terminating the Amended and Restated Security Agreement, IP Security Agreement and Negative Covenant, which we had entered into with Platinum in October 2012; and

· Converted the approximately $1.3 million outstanding balance (principal and accrued but unpaid interest) of the convertible promissory notes we issued to Platinum in the 2014 Unit Private Placement (2014 Unit Notes) into 240,305 shares of Series B Preferred and five-year warrants to purchase 240,305 shares of our common stock at a fixed exercise price of $7.00 per share (Series B Warrants), thereby cancelling approximately $1.3 million of our outstanding indebtedness; and

· Purchased approximately $1.5 million (principal and accrued but unpaid interest) of outstanding 2014 Unit Notes we issued to various other investors from the respective holders thereof (Investor 2014 Unit Notes ) and converted the entire outstanding balance of the Investor 2014 Unit Notes into 265,699 shares of Series B Preferred and Series B Warrants to purchase 265,699 shares of our common stock, thereby cancelling approximately $1.5 million of our outstanding indebtedness; and

· Entered into a Securities Purchase Agreement (SPA) to purchase, for $1.0 million, a total of 142,857 shares of Series B Preferred and a Series B Warrant (Series B Preferred Unit) to purchase 142,857 shares of our common stock, on or before June 11, 2015 (a portion of which purchase was consummated on June 19, 2015).

As further described in Note 16, Subsequent Events, effective May 20, 2015, holders of the remaining $1.8 million outstanding balance (principal and accrued but unpaid interest) of 2014 Unit Notes converted such notes into 327,016 shares of Series B Preferred and Series B Warrants to purchase 327,016 shares of our common stock, thereby cancelling an additional approximately $1.8 million of our outstanding indebtedness.  Between May 26, 2015 and June 25, 2015, we sold to accredited investors and institutions an aggregate of $557,500 of units in our Series B Preferred Unit offering, which units consist of Series B Preferred and Series B Warrants (together Series B Preferred Units), including $100,000 to Platinum.  We issued 79,646 shares of Series B Preferred and Series B Warrants to purchase 79,646 shares of our common stock.  We have received an aggregate of $557,500 in cash proceeds from the sale of the Series B Preferred Units.

Additionally, as further described in Note 16, Subsequent Events, holders of certain of our promissory notes outstanding at March 31, 2015 and thereafter, including Morrison & Foerster, Cato Research Ltd., University Health Network, and McCarthy Tetrault, and certain other service providers converted notes payable or accounts payable having an aggregate outstanding balance of approximately $5.8 million (principal and accrued but unpaid interest and certain strategic adjustments) into 831,577 shares of Series B Preferred stock.

Since March 31, 2015, we have eliminated approximately $14.9 million of promissory notes, other debt and certain adjustments thereto that was either already due and payable or would have otherwise matured prior to March 31, 2016, through conversion into our Series B Preferred stock and, with respect to a portion of the indebtedness converted, warrants to purchase common stock.  Together with the cash proceeds from our Series B Preferred Unit Offering, our working capital position has improved significantly since March 31, 2015.  We will, however, need to raise additional capital to fund our operations and execute our business plan over the next year and thereafter.

We believe that our participation in potential strategic collaborations, including potential transactions involving AV-101 such as our February 2015 Cooperative Research and Development Agreement with the U.S. National Institutes of Health (NIH) for an NIH-funded and sponsored Phase 2 study of AV-101 in major depressive disorder, may provide resources to support a portion of our future cash needs and working capital requirements.  When and as necessary, we will seek to raise a material amount of financing through a combination of additional private placements and/or registered public offerings of our securities, which may include both debt and equity securities, stem cell technology-based research and development collaborations, stem cell technology and drug candidate license fees, and government grant awards and collaborations.  Our future working capital requirements will depend on many factors, including, without limitation, the scope and nature of strategic opportunities related to our success in clinical trials of and further developing AV-101 as a treatment for major depressive disorder and/or other conditions; our stem cell technology platform, including drug rescue and cell therapy research and development efforts and the success of such programs, our ability to obtain government grant awards and our ability to enter into strategic collaborations with institutions on terms acceptable to us. To further advance the clinical development of AV-101 and potential drug rescue applications of our stem cell technology platform, as well as support our operating activities, we plan to continue to carefully manage our routine operating costs, including salaries and benefits, regulatory and public company consulting, contract research and development, legal, accounting and other professional services and working capital costs.

Notwithstanding the foregoing, substantial additional financing may not be available to us on a timely basis, on acceptable terms, or at all. If we are unable to obtain substantial additional financing on a timely basis in the near term, our business, financial condition, and results of operations may be harmed, the price of our stock may decline, we may be required to reduce, defer, or discontinue certain of our research and development activities and we may not be able to continue as a going concern.  These Consolidated Financial Statements do not include any adjustments that might result from the outcome of this uncertainty.